Fair Value Measurement	12 Months Ended
Dec. 31, 2015
Fair Value Measurement
Fair Value Measurement

18. Fair Value Measurement

As of December 31, 2014 and 2015, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	As of Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investment in preferred shares of Jupai	39,484,906	—	—	39,484,906

Description	As of Year Ended December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investment in preferred shares of Jupai	—	—	—	—

The following table summarizes the quantitative inputs and assumptions used for investment in preferred shares of Jupai categorized in Level 3 of the fair value hierarchy as of December 31, 2014:

Financial Assets	Fair Value	Valuation Techniques	Unobservable Inputs	Rate
Investment in preferred shares of Jupai	$39,484,906	Discounted cash flow & option pricing method	Discount Rate	21.5%
			Discount for Lack of Marketability (“DLOM”)	9.0%
			Terminal growth rate	3.0%

The following tables summarize the changes in financial assets measured at fair value for which the Group has used Level 3 inputs to determine fair value. Total realized and unrealized gains and losses recorded for Level 3 investments are reported in accumulated other comprehensive income.

	Level 3 Financial Assets at Fair Value Year Ended 31,
	2014	2015
	$	$
Balance as of January 1,	—	39,484,906
Purchased	25,719,808	—
Changes in gains included in other comprehensive income	13,765,098	25,106,794
Reversed the recognized unrealized gains included in other comprehensive income		(38,871,892)
Transferred to long-term investment	—	(25,719,808)

Balance as of December 31	39,484,906	—

Unrealized gains	13,765,098	—

There have been no fair value transfer in valuation techniques within Level 1, Level 2 and Level 3 in 2014 or 2015.

There was no asset or liability measured at fair value on a nonrecurring basis in 2013, 2014 or 2015, except that the Group recorded an impairment loss of $5,887,614 for properties held for sale for the year ended December 31, 2015, based on the price of the properties and classified as a level 2 fair value measurement.

The Group’s financial instruments that are not recorded at fair value in the consolidated balance sheets include cash and cash equivalents, restricted cash, accounts receivable, advance from customers, short-term investment of held-to-maturity investment, customer deposits, other receivables, short-term and long-term borrowing, accounts payable, other payables, liabilities for exclusive rights, amounts due from/to related parties and convertible senior notes. For financial instruments other than the non-current portion of customer deposit, borrowings and convertible senior notes, the carrying value approximates the fair value due to their short-term nature. The fair value of the non-current portion of customer deposits was $751,909 and $1,290,349 as of December 31, 2014 and 2015, respectively. The fair value of the long-term borrowings was $68,126,316 as of December 31, 2015. The fair value was estimated using discounted cash flows method by discounting the estimated future collections or payment using the Company’s incremental borrowing rate for an instrument with similar terms on the measurement date. As the future cash flows from collections or payments were management’s best estimates based on information available on the valuation date, which were not observable or cannot be corroborated with market information, the fair value measurements were classified as level 3 measurements. Any change in the estimated timing of cash inflow or outflow would result in a change in the fair value measurement in the same direction. It is not practicable to estimate the fair value of convertible senior notes, as a quoted market price is not available and valuation would involve complex models with excessive costs by engaging an independent valuer.